Ordinary Shares and Treasury Stock	12 Months Ended
Dec. 31, 2024
Ordinary Shares and Treasury Stock
Ordinary Shares and Treasury Stock

17. Ordinary Shares and Treasury Stock

On October 5, 2022, the Company announced a share repurchase plan with a maximum amount of US$80 million over the next 12 months. For the year ended December 31, 2022, the Company repurchased 24,203,643 shares with a total amount of US$68.0 million from its shareholders. The 32,353,269 outstanding treasury shares were all cancelled during the year 2023.

In January 2024, the Company announced a share repurchase plan with a maximum amount of US$20 million over the next 12 months. For the Year, the Company repurchased 4,777,000 ADSs (representing 14,331,000 Class A ordinary shares) from the market with cash consideration of US$13.3 million in aggregate, of which 844,601 ADSs (representing 2,533,803 Class A ordinary shares) will be cancelled.

For the years ended December 31, 2022, 2023 and 2024, 4,503,090, 4,801,007 and 7,766,705 share options and restricted share units were exercised and vested to Class A ordinary shares, respectively.